Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	As at December 31,
	2019	2018
Cash on hand	8,692	12,874
Bank deposits	20,611,786	21,013,228
	20,620,478	21,026,103

	As at December 31,
	2019	2018
Renminbi	20,618,675	21,021,141
Hong Kong Dollars	983	1,971
United States Dollars	820	2,991
	20,620,478	21,026,103